CURIAN VARIABLE SERIES TRUST

7601 Technology Way, Denver, Colorado 80237

(877) 847-4143

May 22, 2012

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	Curian Variable Series Trust

File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 2, 2012, filed pursuant to Rule 497(e), for the following Funds, which are funds of the above mentioned Trust:

Curian Guidance – Moderate Growth Fund

Curian Guidance – Maximum Growth Fund

Curian Guidance – Tactical Moderate Growth Fund

Curian Guidance – Tactical Maximum Growth Fund

Curian Guidance – Institutional Alt 65 Fund

Curian Guidance – Institutional Alt 100 Fund

Curian/Nicholas Convertible Arbitrage Fund

Curian/PineBridge Merger Arbitrage Fund

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.